Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Liabilities:
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 7,800	$ 7,800
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	357	596
Liabilities:
Net Assets	357	596
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	34	71
Foreign exchange forward contracts designated as hedging instruments	3,143	4,005
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(47)	(21)
Foreign exchange forward contracts designated as hedging instruments	(2,667)	(3)
Net Assets	463	4,052
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	11,752	10,486
Liabilities:
Contingent consideration	(12,992)	(12,694)
Net Assets	$ (1,240)	$ (2,208)